Equity-settled share-based transactions - Prenetics 2022 Plan, Narrative (Details) - Restricted share units								12 Months Ended
	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares	Jun. 23, 2023 shares	Feb. 01, 2023 shares	Dec. 31, 2022 shares $ / shares	Jun. 30, 2022 shares	May 18, 2022 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
Weighted average exercise price (in $ per share)	$ 0.01				$ 0.01			$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual life								1 year 4 months 24 days	4 years 8 months 12 days
Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in $ per share)					$ 0.001				$ 0.001
Weighted average remaining contractual life								3 years	3 years
Bottom | Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in $ per share)	0.001							$ 0.001
Top of range | Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in $ per share)	$ 2.96							$ 2.96